Provisions, Contingent Assets and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Disclosure of Provision
Below are the changes in civil, labor and other risks provisions:

	12/31/2021
	Civil	Labor	Other Risks	Total
Opening balance – 01/01	3,511	8,015	1,483	13,009
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(216)	(950)	—	(1,166)
Subtotal	3,295	7,065	1,483	11,843
Adjustment / Interest (Note 23)	221	155	—	376
Changes in the period reflected in income (Note 23)	820	2,652	85	3,557

Increase	1,176	2,888	119	4,183
Reversal	(356)	(236)	(34)	(626)
Payment	(1,244)	(2,532)	(10)	(3,786)
Subtotal	3,092	7,340	1,558	11,990
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	225	879	—	1,104
Closing balance	3,317	8,219	1,558	13,094

Current	1,266	2,528	1,558	5,352
Non-current	2,051	5,691	—	7,742

	12/31/2020
	Civil	Labor	Other Risks	Total
Opening balance – 01/01	3,634	8,579	976	13,189
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(216)	(980)	—	(1,196)
Subtotal	3,418	7,599	976	11,993
Adjustment / Interest (Note 23)	191	482	—	673
Changes in the period reflected in income (Note 23)	889	2,110	547	3,546

Increase	1,179	2,296	550	4,025
Reversal	(290)	(186)	(3)	(479)
Payment	(1,203)	(3,126)	(40)	(4,369)
Subtotal	3,295	7,065	1,483	11,843
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	950	—	1,166
Closing balance	3,511	8,015	1,483	13,009

Current	1,254	3,125	1,483	5,862
Non-current	2,257	4,890	—	7,147

Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited

	12/31/2021				12/31/2020
	Civil	Labor	Tax	Total	Total
Deposits in guarantee (Note 18a)	1,427	1,990	8,847	12,264	12,693
Investment fund quotas	408	204	78	690	987
Surety	70	48	3,997	4,115	4,012
Insurance bond	1,710	1,325	15,736	18,771	18,402
Guarantee by government securities	7	—	235	242	249

Total	3,622	3,567	28,893	36,082	36,343

Civil labor and other provisions [member]
Statement [Line Items]
Disclosure of Provision
The table below shows the changes in the provisions:

	12/31/2021	12/31/2020
Opening balance - 01/01	6,810	8,266
(-) Provisions guaranteed by indemnity clause (Note 2.4 n)	(71)	(68)
Subtotal	6,739	8,198
Adjustment / Interest (*)	202	220
Changes in the period reflected in income	8	56

Increase (*)	180	142
Reversal (*)	(172)	(86)
Payment	(523)	(1,735)
Subtotal	6,426	6,739
(+) Provisions guaranteed by indemnity clause (Note 2.4 n)	72	71
Closing balance	6,498	6,810

Current	10	65
Non-current	6,488	6,745

(*)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.